Basic and Diluted Net Income Per Share - Schedule of Potential Common Shares Excluded from Computation of Diluted Net Loss Per Share of Common Stock (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Dec. 28, 2025	Dec. 29, 2024
Schedule of Potential Common Shares Excluded from Computation of Diluted Net Loss Per Share of Common Stock [Line Items]
Total potential common shares excluded from diluted net loss per share	65,722,738	37,333,318	105,153,845	64,778,154
Convertible notes [Member]
Schedule of Potential Common Shares Excluded from Computation of Diluted Net Loss Per Share of Common Stock [Line Items]
Total potential common shares excluded from diluted net loss per share	65,722,738	37,333,318	82,460,428	27,364,717